UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares/Units	Value
COMMON STOCK 99.6%
AUSTRALIA 5.6%
ELECTRIC—REGULATED ELECTRIC 1.4%
Spark Infrastructure Group(a)	1,764,990	$3,132,941

TOLL ROADS 4.2%
Transurban Group(a)	1,067,336	9,327,778
TOTAL AUSTRALIA		12,460,719
CANADA 6.0%
PIPELINES—C-CORP 5.0%
Keyera Corp.	75,434	2,439,049
TransCanada Corp.	178,662	8,485,406
		10,924,455
RAILWAYS 1.0%
Canadian Pacific Railway Ltd	14,769	2,253,597
TOTAL CANADA		13,178,052
CHINA 2.2%
AIRPORTS 1.0%
Beijing Capital International Airport Co., Ltd., Class H (HKD)(a)	1,910,000	2,177,260

TOLL ROADS 1.2%
Jiangsu Expressway Co., Ltd., Class H (HKD)(a)	1,926,000	2,672,769
TOTAL CHINA		4,850,029
FRANCE 1.0%
RAILWAYS
Groupe Eurotunnel SA(a)	208,263	2,255,986

HONG KONG 2.6%
ELECTRIC—REGULATED ELECTRIC 1.6%
Power Assets Holdings Ltd.(a)	366,500	3,586,448

MARINE PORTS 1.0%
COSCO SHIPPING Ports Ltd. (Bermuda)(a)	2,184,000	2,247,131
TOTAL HONG KONG		5,833,579
ITALY 4.2%
COMMUNICATIONS—TOWERS 2.2%
Ei Towers S.p.A.(a),(b)	93,547	4,927,013

GAS DISTRIBUTION 2.0%
Snam S.p.A.(a)	771,027	4,275,239

	Number of Shares/Units	Value
TOTAL ITALY		$9,202,252
JAPAN 3.4%
GAS DISTRIBUTION 1.0%
Tokyo Gas Co., Ltd.(a)	486,000	2,162,222

RAILWAYS 2.4%
West Japan Railway Co.(a)	85,500	5,303,926
TOTAL JAPAN		7,466,148

MEXICO 3.5%
PIPELINES—C-CORP 1.0%
Infraestructura Energetica Nova SAB de CV	528,617	2,059,152

TOLL ROADS 2.5%
OHL Mexico SAB de CV(b)	2,520,507	3,344,687
Promotora y Operadora de Infraestructura SAB de CV	206,468	2,222,728
		5,567,415
TOTAL MEXICO		7,626,567
NEW ZEALAND 2.6%
AIRPORTS
Auckland International Airport Ltd.(a)	1,056,006	5,660,001

SPAIN 2.0%
GAS DISTRIBUTION
Enagas SA(a)	145,571	4,379,103

SWITZERLAND 3.2%
AIRPORTS
Flughafen Zuerich AG(a)	35,946	7,027,220

UNITED KINGDOM 3.9%
ELECTRIC—REGULATED ELECTRIC 2.6%
National Grid PLC(a)	403,535	5,699,049

WATER 1.3%
United Utilities Group PLC(a)	223,860	2,907,660
TOTAL UNITED KINGDOM		8,606,709

UNITED STATES 59.4%
COMMUNICATIONS—TOWERS 8.9%
American Tower Corp.	90,276	10,230,979
Crown Castle International Corp.	87,815	8,273,051
SBA Communications Corp., Class A(b)	9,766	1,095,355
		19,599,385

	Number of Shares/Units	Value
DIVERSIFIED 1.7%
Macquarie Infrastructure Co. LLC	45,162	$3,759,285
ELECTRIC 22.2%
INTEGRATED ELECTRIC 8.1%
8Point3 Energy Partners LP	60,100	865,440
Dominion Resources	24,537	1,822,363
NextEra Energy	92,024	11,256,376
Pattern Energy Group	176,209	3,962,940
		17,907,119
REGULATED ELECTRIC 14.1%
Alliant Energy Corp.	114,492	4,386,189
CMS Energy Corp.	171,588	7,208,412
Edison International	110,444	7,979,579
PG&E Corp.	85,147	5,208,442
WEC Energy Group	102,306	6,126,083
		30,908,705
TOTAL ELECTRIC		48,815,824
GAS DISTRIBUTION 6.6%
Atmos Energy Corp.	83,476	6,216,458
Sempra Energy	78,038	8,364,893
		14,581,351
PIPELINES 11.8%
PIPELINES—C-CORP 8.7%
Cheniere Energy(b)	69,257	3,019,605
Kinder Morgan	318,880	7,375,694
SemGroup Corp., Class A	51,937	1,836,492
Targa Resources Corp.	36,814	1,807,936
Teekay Corp.	96,100	740,931
Williams Cos. (The)	143,719	4,416,485
		19,197,143
PIPELINES—MLP 3.1%
Buckeye Partners LP	31,318	2,242,369
Noble Midstream Partners LP(b)	69,999	1,952,972
Rice Midstream Partners LP (Unregistered)(a),(c)	120,200	2,690,076
		6,885,417
TOTAL PIPELINES		26,082,560

		Number of Shares/Units	Value
RAILWAYS 5.8%
CSX Corp.		126,759	$3,866,149
Union Pacific Corp.		91,154	8,890,250
			12,756,399
WATER 2.4%
American Water Works Co.		69,139	5,174,363
TOTAL UNITED STATES			130,769,167
TOTAL COMMON STOCK (Identified cost—$185,307,703)			219,315,532
SHORT-TERM INVESTMENTS 0.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(d)		1,000,000	1,000,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,000,000)			1,000,000

TOTAL INVESTMENTS (Identified cost—$186,307,703)	100.1%		220,315,532
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)		(173,330)
NET ASSETS	100.0%		$220,142,202

Glossary of Portfolio Abbreviations

HKD	Hong Kong Dollar
MLP	Master Limited Partnership

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 32.0% of the net assets of the Fund, of which 30.8% have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)    Non-income producing security.

(c)     Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.2% of the net assets of the Fund, all of which are illiquid.

(d)    Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Net Assets
Electric	27.8
Pipelines	17.8
Gas Distribution	11.6
Communications	11.1
Railways	10.2
Toll Roads	7.9
Airports	6.8
Water	3.7
Diversified	1.7
Marine Ports	1.0
Other	0.4
100.0

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of September 30, 2016.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock:
Canada	$13,178,052	$13,178,052	$—	$—
Mexico	7,626,567	7,626,567	—	—
United States	130,769,167	128,079,091	—	2,690,076	(a),(b)
Other Countries	67,741,746	—	67,741,746	—
Short-Term Investments	1,000,000	—	1,000,000	—
Total Investments(c)	$220,315,532	$148,883,710	$68,741,746	$2,690,076

(a) Private placement in a public equity classified as Level 3 is valued at a discount to quoted market  price to reflect limited liquidity.

(b) Fair valued, pursuant to the Fund’s fair value procedures utilizing significant unobservable inputs and assumptions. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(c) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock - United States
Balance as of December 31, 2015	$—
Purchases	2,584,300
Change in unrealized appreciation (depreciation)	105,776
Balance as of September 30, 2016	$2,690,076

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2016 which were valued using significant unobservable inputs (Level 3) amounted to $105,776.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at	Valuation	Unobservable	Input
	September 30, 2016	Technique	Inputs	Value

Common Stock- United States	$2,690,076	Market Price Less Discount	Liquidity Discount	7.74%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investments in Common Stock - United States is a discount to quoted market prices to reflect limited liquidity. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 2.   Income Tax Information

As of September 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$186,307,703
Gross unrealized appreciation	$35,649,323
Gross unrealized depreciation	(1,641,494)
Net unrealized appreciation	$34,007,829

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 23, 2016